Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
Profit (loss) before taxes	$ 28,348	$ 1,846,311	$ (775,179)
Income tax	(8,504)	(553,893)	232,554
(Decrease) increase from [Abstract]
Difference in depreciation and amortization	(56,356)	503,479	48,701
Revaluation surplus	(48,424)	265,723	132,019
Income recognized in advance	(62)	(1,678)	(8,261)
Materials and supplies	(19,888)	5,503	(15,673)
Inflationary and currency exchange effects on monetary assets and liabilities, net	(26,686)	(203,983)	(102,928)
Tax losses - net	206,485	(1,255,433)	116,906
Provisions and allowance for doubtful accounts	(44,609)	(183,963)	(63,803)
Difference between the tax and book value for the sale of assets	(15,551)	(435)	(60,277)
Difference between the tax and book value for the sale of shares	20,800	956,613	20,136
Non-deductible expenses	(12,004)	(48,665)	(30,759)
Total income tax (expense) benefit	$ (4,799)	$ (516,732)	$ 268,615